COMMITMENTS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013
2014	30.2
2015	33.4
2016	5.8
2017	2.9
2018	1.9
Subsequent years	0.4
Operating Leases, Future Minimum Payments Due	74.6